SIGNIFICANT ACCOUNTING POLICIES - Share based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	$ 11,380	$ 15,122	$ 14,164
Cost of revenues
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	388	425	411
Research and development expenses, net
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	2,685	3,481	2,772
Selling and marketing expenses
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	4,297	6,032	6,170
General and administrative expenses
SIGNIFICANT ACCOUNTING POLICIES
Total share-based compensation expenses	$ 4,010	$ 5,184	$ 4,811